S000071703 [Member] Investment Objectives and Goals - BATS: Series V Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BATS: Series V Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the BATS: Series V Portfolio (the “Fund”) is to seek as high a level of income exempt from federal income tax consistent with preservation of capital while seeking to minimize price volatility.